Toews Tactical Growth Allocation Fund
Portfolio of Investments (Unaudited)
July 31, 2020
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 71.6%
	DEBT FUNDS - 71.6%
58,000	iShares Core U.S. Aggregate Bond ETF				$ 6,934,480
8,500	iShares iBoxx $ High Yield Corporate Bond ETF				725,815
6,800	SPDR Bloomberg Barclays High Yield Bond ETF				721,480
77,000	Vanguard Total Bond Market ETF				6,888,420
	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,936,859)				15,270,195

	MUTUAL FUNDS - 13.2%
	DEBT FUNDS - 13.2%
58,511	American High-Income Trust - Class F3				562,287
172,144	BlackRock High Yield Bond Portfolio - Institutional Class				1,291,079
72,640	PIMCO High Yield Fund - Institutional Class				639,956
45,802	Principal High Yield Fund - Institutional Class				319,695
	TOTAL MUTUAL FUNDS (Cost - $2,655,850)				2,813,017

Contracts**
	OPTIONS PURCHASED* - 0.2%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
105	S&P 500 E-Mini	September 2020	$ 2,540.00	$ 13,335,000	35,175
	TOTAL OPTIONS PURCHASED (Cost - $55,101)

	TOTAL INVESTMENTS - 85.0% (Cost - $17,647,810)				$ 18,118,387
	CASH AND OTHER ASSETS LESS LIABILITIES - 15.0%				3,186,443
	NET ASSETS - 100.0%				$ 21,304,830

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Amount at July 31, 2020		Unrealized Appreciation (a)
69	MSCI EAFE E-Mini	September 2020	$ 6,256,920		$ 43,779
6	Nasdaq 100 E-Mini	September 2020	1,306,860		132,140
44	Russell 2000 Index E-Mini	September 2020	3,251,160		130,304
18	S&P 500 E-Mini	September 2020	2,937,150		180,960
18	S&P MidCap 400 E-Mini	September 2020	3,348,900		150,351
	TOTAL FUTURES CONTRACTS				$ 637,534

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund.
(a) Subject to equity contracts risk exposure.

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
July 31, 2020
Shares				Fair Value
	EXCHANGE TRADED FUNDS - 34.1%
	DEBT FUNDS - 34.1%
15,000	Goldman Sachs Access High Yield Corporate Bond ETF			$ 742,050
5,000	Invesco Fundamental High Yield Corporate Bond ETF (a)			94,600
10,000	iShares 0-5 Year High Yield Corporate Bond ETF			444,300
165,000	iShares Broad USD High Yield Corporate Bond ETF (a)			6,604,950
5,000	iShares Fallen Angels USD Bond ETF			139,600
1,123,000	iShares iBoxx High Yield Corporate Bond ETF			95,892,970
155,000	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (a)			14,611,850
925,000	SPDR Bloomberg Barclays High Yield Bond ETF			98,142,500
175,000	Vaneck Vectors Fallen Angel High Yield Bond ETF (a)			5,362,000
150,000	Xtrackers USD High Yield Corporate Bond ETF (a)			7,341,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $220,078,266)			229,375,820

	MUTUAL FUNDS - 64.9%
	DEBT FUNDS - 64.9%
6,753,706	American High-Income Trust - Class F3			64,903,114
28,983,378	BlackRock High Yield Bond Portfolio - Institutional Class			217,375,336
11,622,353	PIMCO High Yield Fund - Institutional Class			102,392,928
7,328,244	Principal High Yield Fund - Institutional Class			51,151,145
	TOTAL MUTUAL FUNDS (Cost - $411,004,070)			435,822,523

	COLLATERAL FOR SECURITIES LOANED- 2.6%
17,230,455	Fidelity Investments Money Market Government Portfolio - Institutional Class , 0.09% + (b)			17,230,455
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $17,230,455)

	TOTAL INVESTMENTS - 101.6% (Cost - $648,312,791)			$ 682,428,798
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (1.6) %			(10,568,287)
	NET ASSETS - 100.0%			$ 671,860,511

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Amount at July 31, 2020	Unrealized Appreciation (c)
40	iBoxx iShares Bond Index	September 2020	$ 5,556,000	$ 31,140

ETF -Exchange Traded Fund
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $16,886,675 at July 31, 2020
(b) Security purchased with cash proceeds of securities lending collateral.
(c) Subject to credit contracts risk exposure.

Toews Tactical Oceana Fund
Portfolio of Investments (Unaudited)
July 31, 2020
Shares					Fair Value

	EXCHANGE TRADED FUNDS - 83.4%
	DEBT FUNDS - 83.4%
126,000	iShares Core U.S. Aggregate Bond ETF				$ 15,064,560
169,000	Vanguard Total Bond Market ETF				15,118,740
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,581,628)				30,183,300

Contracts**	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%	Expiration	Exercise Price	Notional Amount
223	S&P 500 E-mini	September 2020	$ 2,540.00	$28,321,000	74,705
	TOTAL OPTIONS PURCHASED (Cost - $117,025)

	TOTAL INVESTMENTS - 83.6% (Cost - $29,698,653)				$ 30,258,005
	CASH AND OTHER ASSETS LESS LIABILITIES - 16.4%				5,927,151
	NET ASSETS - 100.0%				$ 36,185,156

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Amount at July 31, 2020		Unrealized Appreciation (a)
393	MSCI EAFE E-Mini	September 2020	$ 35,637,240		$ 237,904

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Tactical Monument Fund
Portfolio of Investments (Unaudited)
July 31, 2020
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 80.4%
	DEBT FUNDS - 80.4%
403,000	iShares Core U.S. Aggregate Bond ETF				$ 48,182,680
539,000	Vanguard Total Bond Market ETF				48,218,940
	TOTAL EXCHANGE TRADED FUNDS (Cost - $94,529,363)				96,401,620

Contracts**
	OPTIONS PURCHASED* - 0.2%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
706	S&P 500 E-Mini	September 2020	$ 2,540.00	$ 89,662,000	236,510
	TOTAL OPTIONS PURCHASED (Cost - $370,492)

	TOTAL INVESTMENTS - 80.6% (Cost - $94,899,855)				$ 96,638,130
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.4%				23,270,894
	NET ASSETS - 100.0%				$ 119,909,024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Amount at July 31, 2020		Unrealized Appreciation (a)
165	Nasdaq 100 E-Mini	September 2020	$ 35,938,650		$ 3,474,347
506	S&P 500 E-Mini	September 2020	82,566,550		4,926,617
					$ 8,400,964

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Tactical Opportunity Fund
Portfolio of Investments (Unaudited)
July 31, 2020
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 80.8%
	DEBT FUNDS - 80.8%
183,000	iShares Core U.S. Aggregate Bond ETF				$ 21,879,480
240,000	Vanguard Total Bond Market ETF				21,470,400
	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,498,725)				43,349,880

Contracts**
	OPTIONS PURCHASED* - 0.2%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
696	Russell 2000 E-Mini	September 2020	$ 1,045.00	$ 36,366,000	92,220
	TOTAL OPTIONS PURCHASED (Cost - $164,923)

	TOTAL INVESTMENTS - 81.0% (Cost - $42,663,648)				$ 43,442,100
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.0%				10,201,190
	NET ASSETS - 100.0%				$ 53,643,290

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Amount at July 31, 2020		Unrealized Appreciation (a)
357	Russell 2000 Index E-Mini	September 2020	$ 26,378,730		$ 1,024,407
142	S&P MidCap 400 E-Mini	September 2020	26,419,100		1,118,935
	TOTAL FUTURES CONTRACTS				$ 2,143,342

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
July 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 67.2%
	DEBT FUNDS - 67.2%
63,200	iShares Core U.S. Aggregate Bond ETF	$ 7,556,192
62,000	iShares iBoxx $ High Yield Corporate Bond ETF	5,294,180
120,700	iShares TIPS Bond ETF	15,191,302
47,100	SPDR Bloomberg Barclays High Yield Bond ETF	4,997,310
84,700	Vanguard Total Bond Market ETF	7,577,262
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,400,372)	40,616,246

	MUTUAL FUNDS - 33.0%
	DEBT FUND - 33.0%
638,298	American High-Income Trust - Class F3	6,134,043
892,781	BlackRock High Yield Bond Portfolio - Institutional Class	6,695,858
605,331	PIMCO High Yield Fund - Institutional Class	5,332,965
259,542	Principal High Yield Fund - Institutional Class	1,811,603
	TOTAL MUTUAL FUNDS (Cost - $18,955,070)	19,974,469

	TOTAL INVESTMENTS - 100.2% (Cost - $58,355,442)	$ 60,590,715
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.2) %	(129,397)
	NET ASSETS - 100.0%	$ 60,461,318

ETF - Exchange Traded Fund

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
July 31, 2020
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 81.1%
	DEBT FUNDS - 81.1%
388,000	iShares Core U.S. Aggregate Bond ETF				$ 46,389,280
517,000	Vanguard Total Bond Market ETF				46,250,820
	TOTAL EXCHANGE TRADED FUNDS (Cost - $90,809,596)				92,640,100

Contracts**
	OPTIONS PURCHASED* - 0.2%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
796	Russell 2000 Index E-Mini	September 2020	$ 1,045.00	$ 41,591,000	105,470
364	S&P 500 E-Mini	September 2020	2,540.00	46,228,000	121,940
	TOTAL OPTIONS PURCHASED (Cost - $379,638)				227,410

	TOTAL INVESTMENTS - 81.3% (Cost - $91,189,234)				$ 92,867,510
	CASH AND OTHER ASSETS LESS LIABILITIES - 18.7%				21,375,364
	NET ASSETS - 100.0%				$ 114,242,874

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Amount at July 31, 2020		Unrealized Appreciation (a)
374	MSCI EAFE E-Mini	September 2020	$ 33,914,320		$ 257,100
32	Nasdaq 100 E-Mini	September 2020	6,969,920		704,748
391	Russell 2000 Index E-Mini	September 2020	28,890,990		1,172,706
100	S&P 500 E-Mini	September 2020	16,317,500		1,005,334
157	S&P MidCap 400 E-Mini	September 2020	29,209,850		1,258,699
	TOTAL FUTURES CONTRACTS				$ 4,398,587

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialst at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Funds' assets and liabilities measured at fair value:

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020
Toews Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 15,270,195	$ -	$ -	$ 15,270,195
Mutual Funds*	2,813,017	-	-	2,813,017
Options Purchased		35,175	-	35,175
Total	$ 18,083,212	$ 35,175	$ -	$ 18,118,387
Asset Derivatives
Futures Contracts**	$ 637,534	$ -	$ -	$ 637,534
Total Assets	$ 18,720,746	$ 35,175	$ -	$ 18,755,921

Toews Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 229,375,820	$ -	$ -	$ 229,375,820
Mutual Funds*	435,822,523	-	-	435,822,523
Collateral for Securities Loaned	17,230,455	-	-	17,230,455
Total	$ 682,428,798	$ -	$ -	$ 682,428,798
Asset Derivatives
Futures Contracts**	$ 31,140	$ -	$ -	$ 31,140
Total Assets	$ 682,459,938	$ -	$ -	$ 682,459,938

Toews Tactical Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 30,183,300	$ -	$ -	$ 30,183,300
Options Purchased	-	74,705	-	74,705
Total	$ 30,183,300	$ 74,705	$ -	$ 30,258,005
Asset Derivatives
Futures Contracts**	$ 7,904	$ -	$ -	$ 237,904
Total Assets	$ 30,421,204	$ 74,705	$ -	$ 30,495,909

Toews Tactical Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 96,401,620	$ -	$ -	$ 96,401,620
Options Purchased	-	236,510	-	236,510
Total	$ 96,401,620	$ 236,510	$ -	$ 96,638,130
Assets Derivatives
Futures Contracts**	$ 8,400,964	$ -	$ -	$ 8,400,964
Total Assets	$ 104,802,584	$ 236,510	$ -	$ 105,039,094

Toews Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 43,349,880	$ -	$ -	$ 43,349,880
Options Purchased	-	92,220	-	92,220
Total	$ 43,349,880	$ 92,220	$ -	$ 43,442,100
Asset Derivatives
Futures Contracts**	$ 2,143,342	$ -	$ -	$ 2,143,342
Total Assets	$ 45,493,222	$ 92,220	$ -	$ 45,585,442

Toews Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 40,616,246	$ -	$ -	$ 40,616,246
Mutual Funds*	19,974,469	-	-	19,974,469
Total	$ 60,590,715	$ -	$ -	$ 60,590,715

Toews Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 92,640,100	$ -	$ -	$ 92,640,100
Options Purchased	-	227,410	-	227,410
Total	$ 92,640,100	$ 227,410	$ -	$ 92,867,510
Assets Derivatives
Futures Contracts**	$ 4,398,587	$ -	$ -	$ 4,398,587
Total Assets	$ 97,038,687	$ 227,410	$ -	$ 97,266,097

* Please refer to the Portfolio of Investments for industry classifications.
** Represents cumulative unrealized appreciation at July 31, 2020.
No Fund held Level 3 securities during the period.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020
Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pay to the brokers a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional amount represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. notional amounts do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional amounts, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional amount of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The value of the derivative instruments outstanding as of July 31, 2020, as disclosed in the Portfolios of Investments and the unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Growth Allocation Fund	$ 18,192,206	$ 490,503	$ (564,322)	$ (73,819)
Tactical Income Fund	654,031,778	28,397,020	-	28,397,020
Oceana Fund	29,698,653	601,672	(42,320)	559,352
Monument Fund	97,203,887	1,872,257	(2,438,014)	(565,757)
Opportunity Fund	45,580,109	851,155	(2,989,164)	(2,138,009)
Unconstrained Income Fund	59,757,059	2,235,273	(1,401,617)	833,656
Tactical Defensive Alpha Fund	96,982,439	1,830,504	(5,945,433)	(4,114,929)

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020
The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment		Percentage of Net Assets
Growth Allocation Fund	iShares Core U.S. Aggregate Bond ETF		32.5%
	Vanguard Total Bond Market ETF		32.3%
Tactical Income Fund	BlackRock High Yield Bond Portfolio - Institutional Class		32.4%
Oceana Fund	iShares Core U.S. Aggregate Bond ETF		41.6%
	Vanguard Total Bond Market ETF		41.8%
Monument Fund	iShares Core U.S. Aggregate Bond ETF		40.2%
	Vanguard Total Bond Market ETF		40.2%
Opportunity Fund	iShares Core U.S. Aggregate Bond ETF		40.8%
	Vanguard Total Bond Market ETF		40.0%
Unconstrained Income Fund	iShares TIPS Bond ETF		25.1%
Tactical Defensive Alpha Fund	iShares Core U.S. Aggregate Bond ETF		40.6%
	Vanguard Total Bond Market ETF		40.5%